Bank Loans - Schedule of Long-Term and Short-Term Bank Loans (Details)	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 SGD ($)
Schedule of Long-Term and Short-Term Bank Loans [Abstract]
Total bank loans	$ 3,652,326	$ 2,831,261	$ 3,234,199
Less: current portion of bank loans	(655,215)	(507,919)	(400,016)
Long-term bank loans	$ 2,997,111	$ 2,323,342	$ 2,834,183